GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Working capital deficit	$ (444,256)
Accumulated deficit	(12,966,074)	$ (11,792,059)
Since Inception [Member]
Accumulated deficit	$ (12,966,074)